Loans Allowance for Loan Losses and Credit Quality (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Loans Allowance for Loan Losses and Credit Quality
Modified loans related to covid-19	$ 84,500,000
Accrued Interest Receivable And Deferred Net Loan Costs	$ 11,517	$ 33,077